Leases - Schedule of Lease Costs (Details)	Jun. 30, 2025	Dec. 31, 2024
Schedule of Lease Cost [Abstract]
Weighted average remaining lease term in years	1 year 6 months	2 years
Weighted average discount rate	8.00%	8.00%